FINANCIAL EXPENSE (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Interest income on short-term deposits	$ (46)	$ (111)	$ (146)
Foreign currency adjustments gains and other	(9)	(3)
Revaluation of warrants related to share purchase agreement		(79)	(55)
Total financial income:	(55)	(193)	(201)
Financial expenses:
Bank and interest expenses	48	39	15
Foreign currency adjustments losses		408	6
Revaluation of warrants related to share purchase agreement, net	1,051
Issuance expenses of warrants classified as liabilities related to share purchase agreement	561
Foreign exchange futures transactions and others		5	3
Total financial expenses:	1,660	452	24
Financial expense (income), net	$ 1,605	$ 259	$ (177)